UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          One Montgomery Street, Suite 3250
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------

Form 13F File Number:  028-14851
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA         November 14, 2012
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      8
                                            ----------------------------

Form 13F Information Table Value Total:      $480,881 (in thousands)
                                            ----------------------------


Confidential treatment has been requested for information relating to a certain holding reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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

                                            FORM 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER                OF CLASS      CUSIP     (x$1,000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------

Alexander & Baldwin Inc          COM        014491104     51,069   1,729,396  SH          Sole        N/A       1,729,396

Brookfield Residential Pptys     COM        11283W104     39,290   2,810,588  SH          Sole        N/A       2,810,588

Cincinnati Bell Inc.             COM        171871106     73,164  12,835,855  SH          Sole        N/A      12,835,855

Corrections Corp Amer New        COM        22025Y407    119,301   3,566,537  SH          Sole        N/A       3,566,537

DineEquity Inc                   COM        254423106     43,203     771,486  SH          Sole        N/A         771,486

GenCorp Inc                      COM        368682100     54,707   5,764,669  SH          Sole        N/A       5,764,669

Matson Inc                       COM        57686G105     34,626   1,655,977  SH          Sole        N/A       1,655,977

NCR Corp New                     COM        62886E108     65,521   2,810,853  SH          Sole        N/A       2,810,853








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